Fair values of financial assets and liabilities - Schedule of Financial Liabilities Carried at Fair Value by Valuation Hierarchy (Details) - GBP (£) £ in Millions	Jun. 30, 2025	Dec. 31, 2024
Disclosure of fair value measurement of liabilities [line items]
Debt securities	£ 72,663	£ 75,464
Financial liabilities at fair value through profit or loss	28,754	27,611
Derivative financial instruments	19,576	21,321
Liabilities arising from non-participating investment contracts	52,285	51,228
Total financial liabilities carried at fair value	100,918	100,515
Interest rate derivatives	19,879	21,676
Financial liabilities at fair value through profit or loss
Disclosure of fair value measurement of liabilities [line items]
Debt securities	4,362	4,630
Liabilities in respect of securities sold under repurchase agreements
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	22,051	20,564
Short positions in securities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	2,341	2,417
Other
Disclosure of fair value measurement of liabilities [line items]
Other	0	0
Liabilities arising from non-participating investment contracts
Disclosure of fair value measurement of liabilities [line items]
Liabilities arising from non-participating investment contracts	52,285	51,228
Level 1
Disclosure of fair value measurement of liabilities [line items]
Debt securities	0	0
Financial liabilities at fair value through profit or loss	2,326	2,400
Derivative financial instruments	82	79
Total financial liabilities carried at fair value	2,408	2,479
Level 1 | Liabilities in respect of securities sold under repurchase agreements
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	0	0
Level 1 | Short positions in securities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	2,326	2,400
Level 1 | Other
Disclosure of fair value measurement of liabilities [line items]
Other	0	0
Level 1 | Liabilities arising from non-participating investment contracts
Disclosure of fair value measurement of liabilities [line items]
Liabilities arising from non-participating investment contracts	0	0
Level 2
Disclosure of fair value measurement of liabilities [line items]
Debt securities	4,344	4,608
Financial liabilities at fair value through profit or loss	26,410	25,189
Derivative financial instruments	19,510	21,175
Total financial liabilities carried at fair value	98,205	97,592
Level 2 | Liabilities in respect of securities sold under repurchase agreements
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	22,051	20,564
Level 2 | Short positions in securities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	15	17
Level 2 | Other
Disclosure of fair value measurement of liabilities [line items]
Other	0	0
Level 2 | Liabilities arising from non-participating investment contracts
Disclosure of fair value measurement of liabilities [line items]
Liabilities arising from non-participating investment contracts	52,285	51,228
Level 3
Disclosure of fair value measurement of liabilities [line items]
Debt securities	18	22
Financial liabilities at fair value through profit or loss	18	22
Derivative financial instruments	287	422
Total financial liabilities carried at fair value	305	444
Level 3 | Liabilities in respect of securities sold under repurchase agreements
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	0	0
Level 3 | Short positions in securities
Disclosure of fair value measurement of liabilities [line items]
Financial liabilities at fair value through profit or loss that meet definition of held for trading	0	0
Level 3 | Other
Disclosure of fair value measurement of liabilities [line items]
Other	0	0
Level 3 | Liabilities arising from non-participating investment contracts
Disclosure of fair value measurement of liabilities [line items]
Liabilities arising from non-participating investment contracts	£ 0	£ 0